CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (4,916,490)	$ (1,548,370)	$ (6,148,350)	$ (5,836,369)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on fair market valuation of derivatives	1,284,825		(673,000)
Depreciation and amortization	92,982	3,070	41,309	14,088
Loss on disposal of property and equipment				1,322
Warrants issued with common stock	1,249,123	185,630	1,355,990	135,400
Stock issued for interest expense		55,777	1,039,081
Stock issued for services		309,048	773,165
Equity instruments issued with debt greater than debt carrying amount	1,214,000	718,000	2,054,000
Preferred Stock issued for compensation		(5,000)		200,000
Impairment of goodwill				4,799,965
Change in accounts receivable and inventory reserve			359,126	79,534
Changes in operating assets and liabilities:
Accounts receivable	33,867	31,695	(41,450)	(74,629)
Inventory		(2,709)	(75,389)	258,300
Prepaid expenses			(857)
Prepaid inventory			51,988	(37,212)
Note receivable			(173,754)
Deposits	4,550	(508,000)	(3,388,887)	5,000
Accounts payable	(458,001)	(50,431)	973,441	207,176
Due to officers				(500)
Net cash used in operations	(1,495,144)	(811,290)	(3,853,587)	(247,925)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property and equipment				6,293
Purchase of property and equipment	(1,332,024)			(534)
Purchase of intangible assets			(11,400)
Cash assumed in acquisition			100
Cash assumed in reverse merger				35
Net cash used in investing activities	(1,332,024)		(11,300)	5,794
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes payable	1,984,210	928,474	2,403,474	264,306
Proceeds from issuance of notes payable to related parties	27,500	17,502	17,502	44,190
Payment on notes payable	(300,000)		(100,000)	(150,000)
Payments on notes payable to related parties	(130,000)	(5,000)	(20,000)	(89,192)
Proceeds from issuance of common stock and warrants and common stock subscribed	4,014,919	290,160	1,574,542	180,000
Proceeds from issuance of common stock from the exercise of warrants	173,420
Net cash provided by financing activities	5,770,049	1,231,136	3,875,518	249,304
NET CHANGE IN CASH AND CASH EQUIVALENTS	2,942,881	419,846	10,631	7,173
CASH AND CASH EQUIVALENTS, beginning of period	26,943	16,312	16,312	9,139
CASH AND CASH EQUIVALENTS, end of period	2,969,824	436,158	26,943	16,312
SUPPLEMENTAL DISCLOSURE FOR OPERATING ACTIVITES
Cash paid for interest	95,676	2,250	13,500
SUPPLEMENTAL DISCLOSURE FOR FINANCING ACTIVITIES
Warrant expense	$ 1,249,123	$ 185,630	$ 1,355,990	$ 135,400